DEMAND LOANS AND LOANS	12 Months Ended
Apr. 30, 2014
Debt Disclosure [Abstract]
DEMAND LOANS AND LOANS

DEMAND LOANS AND LOANS:

Summary of demand loans and loans are as follows:

	April 30, 2014 $	April 30, 2013 $

Demand loans	-	100,000
Loans	-	210,991

Total loans	-	310,991

On June 30, 2009, the Company completed the first tranche of a non-brokered unsecured convertible loan financing, raising $250,000. On September 15, 2009, the Company completed the second tranche, raising $192,880. On January 29, 2010, the Company completed Series B, raising $422,550 (CDN$ 450,000) (collectively the “Convertible Loans”).

Interest was at 12 per cent per year, calculated semi-annually and paid semi-annually in either cash or shares, at the election of the Company. The Convertible Loans had a term of two years and were convertible into shares of the Company at the rate of one share per CDN$0.35 of principal outstanding, with exchange rates fixed at the dates of issuance. Accordingly, the first tranche, second tranche and Series B Convertible Loans were convertible into 830,565 shares, 599,006 shares and 1,285,714 shares, respectively.

During the year ended April 30, 2012, the Company extended the term of the Convertible Loans to January 29, 2013. Of the $222,075 (CDN$225,000) in Series B convertible loans extended, the conversion price was reduced to CDN$0.25 per share (900,000 shares). The remaining $222,075 (CDN$225,000) in Series B Convertible Loans were repaid in full. The conversion feature of the convertible loans expired on January 29, 2013 and the Convertible Loans became due on demand loans (the “Demand Loans”). The conversion features of the Convertible Loans were bifurcated as a derivative liability given that the conversion prices were denominated in CDN$ whereas the Company’s functional currency has been determined to be US$. In accordance with the guidance of ASC 815, the derivative liability was measured at its respective fair value each reporting period with the change in fair value thereon recorded in the Statement of Loss each fiscal reporting period. At April 30, 2012, the fair value of the derivative laibilty associated with the embedded conversion feature of the Company’s convertible notes payable was determined to be $30,362 using the Black-Scholes model with the following assumptions: stock price – CDN$0.16; expected life – 0.75 years; strike prices – CDN$0.25 - $CDN 0.35; volatility – 79.58%, risk free discount rate – 1.34%.

The remaining debt discount related to the issuance of convertible debt in the amount of $41,954 as at April 30, 2012 was recorded as accretion expense during the year ended April 30, 2013.

On April 18, 2013, CDN$12,500 ($12,094) and $319,295 of the Demand Loans plus accrued interest of $6,668 were settled by the issuance of 3,710,365 shares at the aggregate fair value of $362,762. The Company recorded a loss on debt extinguishment of $24,705 in respect of this transaction.

Demand Loans totaling $210,991 were converted to Loans due April 1, 2014 with no change in other terms.

During the year ended April 30, 2014, the Company repaid the Demand Loans totalling $100,000 plus accrued interest thereon of $6,411.

During the year ended April 30, 2014, the Company issued 2,277,341 shares having a fair value of $365,353 to settle Loans totaling $221,426 including accrued interest thereon of $14,855 resulting in a loss on extinguishment of debt in the amount of $143,927.

During the year ended April 30, 2014, the Company recorded interest totalling $11,991 (2013 - $76,176) on its demand loans and loans.